Note 11 - Equity and Share-based Compensation - Stock Options, Activity (Details) - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	May 04, 2016	Dec. 31, 2016	Dec. 31, 2015
Shares outstanding (in shares)	1,265,000
Shares outstanding, weighted-average exercise price (in dollars per share)	$ 1
Shares outstanding, weighted-average exercise price (in dollars per share)				$ 1
Shares outstanding, weighted-average remaining contractual term (Year)				9 years 186 days
Shares exercisable (in shares)				331,665
Shares exercisable, weighted-average exercise price (in dollars per share)				$ 1
Shares outstanding (in shares)				1,265,000
Long Term Incentive and Equity Incentive Plans [Member]
Shares outstanding (in shares)	1,265,000	11,069,166	11,069,166	11,069,166
Shares outstanding, weighted-average exercise price (in dollars per share)	$ 1	$ 0.78	$ 0.78	$ 0.78
Shares outstanding, weighted-average exercise price (in dollars per share)	$ 1.02			$ 1	$ 0.78
Shares outstanding, weighted-average remaining contractual term (Year)	9 years 102 days			9 years 186 days	6 years 36 days
Shares outstanding, aggregate intrinsic value
Shares granted (in shares)	22,500	0		0	1,033,259
Shares granted, weighted-average exercise price (in dollars per share)	$ 2
Shares exercised (in shares)			0		0
Shares exercised, weighted-average exercise price (in dollars per share)
Shares exercisable (in shares)	481,665
Shares exercisable, weighted-average exercise price (in dollars per share)	$ 1
Shares exercisable, weighted-average remaining contractual term (Year)	9 years 94 days
Shares vested & expected to vest (in shares)	1,225,833
Shares vested & expected to vest, weighted-average exercise price (in dollars per share)	$ 1.02
Shares vested & expected to vest, weighted-average remaining contractual term (Year)	9 years 102 days
Shares forfeited or expired (in shares)	(61,667)		(11,069,166)
Shares forfeited or expired, weighted-average exercise price (in dollars per share)	$ 1		$ 0.78
Shares outstanding (in shares)	1,225,833			1,265,000	11,069,166